Document And Entity Information	12 Months Ended
Jun. 30, 2022 shares
Document Information Line Items
Entity Registrant Name	Snow Lake Resources Ltd.
Trading Symbol	LITM
Document Type	20-F
Current Fiscal Year End Date	--06-30
Entity Common Stock, Shares Outstanding	17,924,758
Amendment Flag	false
Entity Central Index Key	0001769697
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Non-accelerated Filer
Entity Well-known Seasoned Issuer	No
Document Period End Date	Jun. 30, 2022
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	true
Entity Shell Company	false
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-41085
Entity Incorporation, State or Country Code	A2
Entity Address, Address Line One	242 Hargrave St #1700
Entity Address, City or Town	Winnipeg
Entity Address, Country	CA
Title of 12(b) Security	Common Shares, no par value
Security Exchange Name	NASDAQ
Entity Interactive Data Current	Yes
Document Accounting Standard	International Financial Reporting Standards
Auditor Firm ID	1054
Auditor Name	De Visser Gray LLP
Auditor Location	Vancouver, Canada
Entity Address, Postal Zip Code	00000
Business Contact
Document Information Line Items
Entity Address, Address Line One	242 Hargrave St #1700
Entity Address, City or Town	Winnipeg
Entity Address, Country	CA
Contact Personnel Name	Derek Knight
City Area Code	(204)
Local Phone Number	815-5806
Contact Personnel Email Address	info@snowlakelithium.com
Entity Address, Postal Zip Code	00000